Investments - Summary of Fixed Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 5,106.0	$ 5,147.0
Fair Market Value	5,109.3	4,978.3
Fixed income securities
Debt Securities, Available-for-sale [Line Items]
Due one year or less, Cost or Amortized Cost	257.6	834.1
Due one year or less, Fair Market Value	257.5	831.2
Due after one year through five years, Cost or Amortized Cost	2,095.2	2,386.5
Due after one year through five years, Fair Market Value	2,103.8	2,353.2
Due after five years through ten years, Cost or Amortized Cost	1,390.4	1,060.7
Due after five years through ten years, Fair Market Value	1,402.9	1,008.7
Due after ten years, Cost or Amortized Cost	97.1	3.5
Due after ten years, Fair Market Value	97.2	3.4
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Amortized Cost	3,840.3	4,284.8
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Fair Value	3,861.4	4,196.5
Non-agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Amortized Cost	9.8	5.0
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Fair Value	9.5	4.4
Cost or Amortized Cost	9.8	5.0
Fair Market Value	9.5	4.4
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Amortized Cost	740.6	600.8
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Fair Value	721.1	518.7
Asset backed securities
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Amortized Cost	515.3	256.4
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Fair Value	517.3	$ 258.7
Privately-held investments, global corporate securities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	33.8
Fair Market Value	$ 34.2